EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Schedule of Total Employee Benefit Expenses

		Year ended December 31,
(in millions of Euros)	Notes	2023	2022	2021
Wages and salaries		(1,128)	(1,067)	(920)
Pension costs - defined benefit plans	23	(17)	(22)	(24)
Other post-employment benefits	23	(6)	(3)	(8)
Share-based compensation	29	(20)	(18)	(15)
Total employee benefit expenses		(1,171)	(1,110)	(967)